RECEIVABLES (Schedule of receivables) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Receivables [Abstract]
Taxes receivable	$ 4,311	$ 51,868
Trade receivables	57,084	124,827
Total receivables	$ 61,395	$ 176,695